INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE 12 - INCOME TAXES

Federal income tax expense at December 31 consists of the following (in thousands):

	2011	2010	2009

Currently payable	$2,344	$2,386	$1,890
Deferred taxes	(965)	(728)	(338)

Total provision	$1,379	$1,658	$1,552

The components of the net deferred tax assets and liabilities at December 31 are as follows (in thousands):

	2011	2010
Deferred tax assets:
Allowance for loan losses	$2,827	$2,632
Salary continuation plan	352	312
Mortgage servicing rights	26	35
Nonaccrual loans	468	315
Stock options and grants	26	-
Allowance for loss on other real estate	247	-
Other real estate expense	89	-
Unrealized loss on nonmonetary exchange	43	22
Reorganization on investment securities	29	31
Total	4,107	3,347

Deferred tax liabilities:
Premises and equipment	604	682
Deferred loan origination fees, net	67	86
PA shares tax	34	38
Recapture of previous bad debt	91	160
Partnership investment	104	140
Unrealized gain on investment securities	874	242
Total	1,774	1,348

Net deferred tax assets	$2,333	$1,999

No valuation allowance was established at December 31, 2011 and 2010, in view of the Company’s ability to carryback taxes paid in previous years and certain tax strategies and anticipated future taxable income as evidenced by the Company’s earnings potential.

A reconciliation between the expected statutory income tax rate and the effective income tax rate follows

(in thousands):

	2011		2010		2009
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

Provision at statutory rate	$2,283	34.0%	$2,318	34.0%	$2,024	34.0%
Tax-exempt income	(499)	(7.4)	(444)	(6.5)	(428)	(7.2)
BOLI earnings	(147)	(2.2)	(144)	(2.1)	(139)	(2.3)
Nondeductible interest	25	.4	37	.5	52	.9
Partnership investment tax credit	(359)	(5.4)	(155)	(2.3)	-	-
Other, net	76	1.1	46	.7	43	.7

Effective income tax and rate	$1,379	20.5%	$1,658	24.3%	$1,552	26.1%

U.S. GAAP prescribe a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income.  The Company’s federal and state income tax returns for taxable years through 2006 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.